Basis of Financial Statement Presentation	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE 1: Basis of Financial Statement Presentation

The accompanying unaudited consolidated interim financial statements of Petrosonic Energy, Inc. (formerly Bearing Mineral Exploration, Inc.) (‘we”, “our” or the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the Company’s audited financial statements, the audited financial statements of Petrosonic Albania Sha. and the notes thereto, for the transition period from November 1, 2011 to December 31, 2011 filed with the SEC on Form 10-K/T. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim period presented have been reflected herein. The results of operations for the interim period are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal period ended December 31, 2011, as reported in the Form 10-K/T, have been omitted.